Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Retail)	Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Treasury Bond Index Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Treasury Bond Index Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.32%	4.42%	3.49%	2.51%	6.42%	6.42%
Five Years	4.12%	4.23%	3.02%	2.92%	5.28%	5.28%
Ten Years	4.69%	4.83%	3.26%	3.24%	5.23%	5.23%